Long-Term Investments - Carrying Value of Equity Investments Accounted Using Measurement Alternative (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Long Term Investments [Abstract]
Initial cost basis	¥ 263,532	¥ 286,842
Cumulative unrealized upward adjustments	87,813	70,016
Cumulative impairment charges	(84,371)	(15,215)
Cumulative foreign currency translation adjustments	(2,823)	2,719
Total carrying value at end of the period	¥ 264,151	¥ 344,362